UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2024

Date of reporting period:	September 1, 2023 – August 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam International Capital Opportunities Fund
Class A [PNVAX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam International Capital Opportunities Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$174	1.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Putnam International Capital Opportunities Fund returned 18.78%. The Fund compares its performance to the S&P Developed ex-U.S. SmallCap Index, which returned 13.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Swissquote Group Holding, a Switzerland-based provider of online financial and trading services.
↑	Out-of-benchmark holding SK Square, a South Korea-based information and communications technology company.
↑	Overweight position in CTS Eventim, a German provider of ticketing services and live entertainment.

Top detractors from performance:
↓	Overweight position in CompuGroup Medical, a health care-focused software company based in Germany, was the top detractor from performance.
↓	Overweight position in Japan Material, a manufacturer of specialized gases and graphic products.
↓	Overweight position in Nakanishi, a maker of dental, surgical, and industrial products.
Putnam International Capital Opportunities Fund	PAGE 1	38966-ATSA-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class A	18.78	9.01	5.05
Class A (with sales charge)	11.95	7.72	4.43
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
S&P Developed ex-U.S. SmallCap Index	13.16	6.55	5.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$334,981,694
Total Number of Portfolio Holdings*	140
Total Management Fee Paid	$3,199,259
Portfolio Turnover Rate	24%
*	Includes derivatives, if applicable.
Putnam International Capital Opportunities Fund	PAGE 2	38966-ATSA-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Capital Opportunities Fund	PAGE 3	38966-ATSA-1024

Putnam International Capital Opportunities Fund
Class B [PVNBX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam International Capital Opportunities Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$255	2.34%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class B shares of Putnam International Capital Opportunities Fund returned 17.93%. The Fund compares its performance to the S&P Developed ex-U.S. SmallCap Index, which returned 13.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Swissquote Group Holding, a Switzerland-based provider of online financial and trading services.
↑	Out-of-benchmark holding SK Square, a South Korea-based information and communications technology company.
↑	Overweight position in CTS Eventim, a German provider of ticketing services and live entertainment.

Top detractors from performance:
↓	Overweight position in CompuGroup Medical, a health care-focused software company based in Germany, was the top detractor from performance.
↓	Overweight position in Japan Material, a manufacturer of specialized gases and graphic products.
↓	Overweight position in Nakanishi, a maker of dental, surgical, and industrial products.
Putnam International Capital Opportunities Fund	PAGE 1	38966-ATSB-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class B	17.93	8.20	4.42
Class B (with sales charge)	12.93	7.91	4.42
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
S&P Developed ex-U.S. SmallCap Index	13.16	6.55	5.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$334,981,694
Total Number of Portfolio Holdings*	140
Total Management Fee Paid	$3,199,259
Portfolio Turnover Rate	24%
*	Includes derivatives, if applicable.
Putnam International Capital Opportunities Fund	PAGE 2	38966-ATSB-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Capital Opportunities Fund	PAGE 3	38966-ATSB-1024

Putnam International Capital Opportunities Fund
Class C [PUVCX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam International Capital Opportunities Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$255	2.34%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Putnam International Capital Opportunities Fund returned 17.92%. The Fund compares its performance to the S&P Developed ex-U.S. SmallCap Index, which returned 13.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Swissquote Group Holding, a Switzerland-based provider of online financial and trading services.
↑	Out-of-benchmark holding SK Square, a South Korea-based information and communications technology company.
↑	Overweight position in CTS Eventim, a German provider of ticketing services and live entertainment.

Top detractors from performance:
↓	Overweight position in CompuGroup Medical, a health care-focused software company based in Germany, was the top detractor from performance.
↓	Overweight position in Japan Material, a manufacturer of specialized gases and graphic products.
↓	Overweight position in Nakanishi, a maker of dental, surgical, and industrial products.
Putnam International Capital Opportunities Fund	PAGE 1	38966-ATSC-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class C	17.92	8.20	4.42
Class C (with sales charge)	16.92	8.20	4.42
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
S&P Developed ex-U.S. SmallCap Index	13.16	6.55	5.04
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$334,981,694
Total Number of Portfolio Holdings*	140
Total Management Fee Paid	$3,199,259
Portfolio Turnover Rate	24%
*	Includes derivatives, if applicable.
Putnam International Capital Opportunities Fund	PAGE 2	38966-ATSC-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Capital Opportunities Fund	PAGE 3	38966-ATSC-1024

Putnam International Capital Opportunities Fund
Class R [PICRX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam International Capital Opportunities Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$201	1.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Putnam International Capital Opportunities Fund returned 18.51%. The Fund compares its performance to the S&P Developed ex-U.S. SmallCap Index, which returned 13.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Swissquote Group Holding, a Switzerland-based provider of online financial and trading services.
↑	Out-of-benchmark holding SK Square, a South Korea-based information and communications technology company.
↑	Overweight position in CTS Eventim, a German provider of ticketing services and live entertainment.

Top detractors from performance:
↓	Overweight position in CompuGroup Medical, a health care-focused software company based in Germany, was the top detractor from performance.
↓	Overweight position in Japan Material, a manufacturer of specialized gases and graphic products.
↓	Overweight position in Nakanishi, a maker of dental, surgical, and industrial products.
Putnam International Capital Opportunities Fund	PAGE 1	38966-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R	18.51	8.74	4.79
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
S&P Developed ex-U.S. SmallCap Index	13.16	6.55	5.04
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$334,981,694
Total Number of Portfolio Holdings*	140
Total Management Fee Paid	$3,199,259
Portfolio Turnover Rate	24%
*	Includes derivatives, if applicable.
Putnam International Capital Opportunities Fund	PAGE 2	38966-ATSR-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Capital Opportunities Fund	PAGE 3	38966-ATSR-1024

Putnam International Capital Opportunities Fund
Class R6 [PICOX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam International Capital Opportunities Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$129	1.18%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Putnam International Capital Opportunities Fund returned 19.27%. The Fund compares its performance to the S&P Developed ex-U.S. SmallCap Index, which returned 13.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Swissquote Group Holding, a Switzerland-based provider of online financial and trading services.
↑	Out-of-benchmark holding SK Square, a South Korea-based information and communications technology company.
↑	Overweight position in CTS Eventim, a German provider of ticketing services and live entertainment.

Top detractors from performance:
↓	Overweight position in CompuGroup Medical, a health care-focused software company based in Germany, was the top detractor from performance.
↓	Overweight position in Japan Material, a manufacturer of specialized gases and graphic products.
↓	Overweight position in Nakanishi, a maker of dental, surgical, and industrial products.
Putnam International Capital Opportunities Fund	PAGE 1	38966-ATSR6-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R6	19.27	9.46	5.42
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
S&P Developed ex-U.S. SmallCap Index	13.16	6.55	5.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$334,981,694
Total Number of Portfolio Holdings*	140
Total Management Fee Paid	$3,199,259
Portfolio Turnover Rate	24%
*	Includes derivatives, if applicable.
Putnam International Capital Opportunities Fund	PAGE 2	38966-ATSR6-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Capital Opportunities Fund	PAGE 3	38966-ATSR6-1024

Putnam International Capital Opportunities Fund
Class Y [PIVYX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam International Capital Opportunities Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$147	1.34%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class Y shares of Putnam International Capital Opportunities Fund returned 19.08%. The Fund compares its performance to the S&P Developed ex-U.S. SmallCap Index, which returned 13.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Swissquote Group Holding, a Switzerland-based provider of online financial and trading services.
↑	Out-of-benchmark holding SK Square, a South Korea-based information and communications technology company.
↑	Overweight position in CTS Eventim, a German provider of ticketing services and live entertainment.

Top detractors from performance:
↓	Overweight position in CompuGroup Medical, a health care-focused software company based in Germany, was the top detractor from performance.
↓	Overweight position in Japan Material, a manufacturer of specialized gases and graphic products.
↓	Overweight position in Nakanishi, a maker of dental, surgical, and industrial products.
Putnam International Capital Opportunities Fund	PAGE 1	38966-ATSY-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class Y	19.08	9.28	5.31
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
S&P Developed ex-U.S. SmallCap Index	13.16	6.55	5.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$334,981,694
Total Number of Portfolio Holdings*	140
Total Management Fee Paid	$3,199,259
Portfolio Turnover Rate	24%
*	Includes derivatives, if applicable.
Putnam International Capital Opportunities Fund	PAGE 2	38966-ATSY-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Capital Opportunities Fund	PAGE 3	38966-ATSY-1024

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
August 31, 2024	$66,867	$ —	$12,319	$ —
August 31, 2023	$69,791	$ —	$12,149	$ —

For the fiscal years ended August 31, 2024 and August 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $1,043,116 and $253,892 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
August 31, 2024	$ —	$861,963	$168,834	$1,030,797
August 31, 2023	$ —	$241,743	$ —	$241,743

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
International Capital Opportunities
Fund

Financial Statements and Other Important Information

Annual | August 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Investment Funds and Shareholders of
Putnam International Capital Opportunities Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam International Capital Opportunities Fund (one of the funds constituting Putnam Investment Funds, referred to hereafter as the “Fund”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

International Capital Opportunities Fund	1

The fund’s portfolio 8/31/24
COMMON STOCKS (97.8%)*	Shares	Value
Australia (3.0%)
Brickworks, Ltd.	459,994	$8,202,995
Mineral Resources, Ltd.	62,488	1,686,643
		9,889,638
Canada (7.4%)
Cogeco Communications, Inc.	162,500	7,785,868
International Petroleum Corp. †	702,920	10,172,786
MEG Energy Corp. †	341,400	6,799,374
		24,758,028
Denmark (5.1%)
Broedrene A&O Johansen A/S (Preference) S	408,784	5,381,426
Demant A/S †	101,503	4,291,781
Royal Unibrew A/S †	88,651	7,356,291
		17,029,498
France (14.4%)
Eurazeo SE	99,959	7,874,291
Euronext NV	88,661	9,468,493
Kaufman & Broad SA	193,282	6,859,518
Rubis SCA	341,762	10,994,481
SPIE SA	194,500	7,851,771
Thermador Groupe	60,641	5,241,309
		48,289,863
Germany (5.1%)
CTS Eventim AG & Co. KGaA	106,607	10,041,940
Jungheinrich AG (Preference)	223,761	7,037,436
		17,079,376
Greece (1.3%)
OPAP SA	259,781	4,491,212
		4,491,212
Hong Kong (0.9%)
Cafe de Coral Holdings, Ltd.	3,050,000	3,155,262
		3,155,262
Ireland (2.0%)
Dalata Hotel Group PLC	1,351,144	6,578,696
		6,578,696
Italy (2.2%)
DiaSorin SpA	18,289	2,109,992
Interpump Group SpA	118,019	5,210,693
		7,320,685
Japan (24.0%)
Avant Corp.	598,200	7,533,587
Azbil Corp.	189,200	6,244,932
BML, Inc.	160,500	3,028,677
Dexerials Corp.	76,900	3,457,108
Fukui Computer Holdings, Inc.	361,900	6,473,485
G-7 Holdings, Inc.	492,400	5,402,433
Hikari Tsushin, Inc.	34,800	7,349,737
Japan Material Co., Ltd.	391,900	4,815,805
Nakanishi, Inc.	265,900	4,760,405
NOF Corp.	353,500	5,527,562
NSD Co., Ltd.	318,700	6,975,945
Prestige International, Inc.	398,700	2,136,535
Riken Keiki Co., Ltd.	97,300	2,781,605
Solasto Corp.	398,000	1,591,467
Takeuchi Manufacturing Co., Ltd.	155,700	4,640,599
TechnoPro Holdings, Inc.	187,300	3,785,790
Valqua, Ltd.	71,200	1,693,204
WingArc1st, Inc.	119,000	2,414,968
		80,613,844

2
International Capital Opportunities Fund

COMMON STOCKS (97.8%)* cont.	Shares	Value
Mexico (1.0%)
Bolsa Mexicana de Valores SAB de CV	2,098,000	$3,227,815
		3,227,815
Netherlands (1.9%)
QIAGEN NV	140,138	6,446,059
		6,446,059
South Korea (2.1%)
MegaStudyEdu Co., Ltd.	90,262	3,334,863
SK Square Co., Ltd. †	64,617	3,803,162
		7,138,025
Spain (3.7%)
Cia de Distribucion Integral Logista Holdings SA	299,944	9,200,032
Fomento de Construcciones y Contratas SA	211,364	3,077,686
		12,277,718
Switzerland (2.8%)
Swissquote Group Holding SA	26,328	9,446,799
		9,446,799
Taiwan (3.1%)
Elite Material Co., Ltd.	248,000	3,620,049
Yageo Corp.	323,305	6,655,010
		10,275,059
United Kingdom (17.8%)
Admiral Group PLC	227,212	8,726,470
Bellway PLC	246,884	9,872,867
Berkeley Group Holdings PLC (The)	73,920	4,859,880
Breedon Group PLC	1,284,632	7,136,298
Cranswick PLC	104,293	6,601,854
Jet2 PLC	433,741	8,453,901
Liberty Global, Ltd. Class A †	236,700	4,580,145
OSB Group PLC	827,037	4,046,623
Savills PLC	345,585	5,328,276
		59,606,314
Total common stocks (cost $269,535,941)		$327,623,891
SHORT-TERM INVESTMENTS (2.2%)*	Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 5.49% [d]	Shares 5,719	$5,719
Putnam Short Term Investment Fund Class P 5.44% L	Shares 5,618,910	5,618,910
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% P	Shares 890,000	890,000
U.S. Treasury Bills 5.314%, 10/24/24 Δ	$500,000	496,382
U.S. Treasury Bills 5.292%, 11/19/24 Δ	200,000	197,870
Total short-term investments (cost $7,208,571)		$7,208,881
TOTAL INVESTMENTS
Total investments (cost $276,744,512)	$334,832,772
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from September 1, 2023 through August 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $334,981,694.
†	This security is non-income-producing.
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $546,988 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
International Capital Opportunities Fund
3

P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
Industrials	21.8%
Information technology	15.2
Financials	12.8
Consumer discretionary	11.7
FORWARD CURRENCY CONTRACTS at 8/31/24 (aggregate face value $146,164,426)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Buy	10/16/24	$1,190,479	$1,174,516	$15,963
	Canadian Dollar	Buy	10/16/24	1,218,259	1,201,199	17,060
	Danish Krone	Sell	9/18/24	1,017,157	1,005,455	(11,702)
	Euro	Sell	9/18/24	3,580,700	3,540,995	(39,705)
	Japanese Yen	Sell	11/20/24	51,146	51,364	218
	Norwegian Krone	Buy	9/18/24	405,283	407,487	(2,204)
	Swedish Krona	Buy	9/18/24	1,430,526	1,409,973	20,553
	Swiss Franc	Buy	9/18/24	1,895,130	1,817,011	78,119
Barclays Bank PLC
	British Pound	Sell	9/18/24	220,142	135,404	(84,738)
	Euro	Buy	9/18/24	251,972	249,322	2,650
	Japanese Yen	Sell	11/20/24	30,009	30,001	(8)
	Mexican Peso	Sell	10/16/24	308,488	314,619	6,131
	New Taiwan Dollar	Sell	11/20/24	3,085,742	3,039,231	(46,511)
Citibank, N.A.
	Australian Dollar	Buy	10/16/24	1,328,829	1,310,713	18,116
	British Pound	Sell	9/18/24	1,408,328	1,375,415	(32,913)
	Danish Krone	Sell	9/18/24	1,498,728	1,482,403	(16,325)
	Hong Kong Dollar	Buy	11/20/24	247,597	247,816	(219)
	Mexican Peso	Sell	10/16/24	798,451	799,797	1,346
Goldman Sachs International
	British Pound	Sell	9/18/24	850,750	827,317	(23,433)
	Mexican Peso	Sell	10/16/24	306,596	320,488	13,892
	South Korean Won	Buy	11/20/24	11,340,352	11,035,705	304,647
HSBC Bank USA, National Association
	British Pound	Sell	9/18/24	3,832,907	3,732,982	(99,925)
	Canadian Dollar	Buy	10/16/24	2,189,613	2,158,855	30,758
	Chinese Yuan (Offshore)	Buy	11/20/24	544,809	538,589	6,220
	Euro	Sell	9/18/24	3,137,371	3,102,752	(34,619)
	Japanese Yen	Buy	11/20/24	33,861	34,358	(497)
	Mexican Peso	Sell	10/16/24	519,849	543,687	23,838
	Norwegian Krone	Buy	9/18/24	1,023,889	1,029,103	(5,214)
	Swedish Krona	Buy	9/18/24	1,768,404	1,743,007	25,397
	Swiss Franc	Buy	9/18/24	2,849,234	2,731,586	117,648
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/16/24	2,392,340	2,360,191	32,149
	British Pound	Sell	9/18/24	1,817,088	1,767,082	(50,006)
	Canadian Dollar	Buy	10/16/24	1,501,054	1,479,781	21,273
	Danish Krone	Sell	9/18/24	1,389,336	1,373,433	(15,903)
	New Zealand Dollar	Buy	10/16/24	1,015,008	991,386	23,622
	Norwegian Krone	Buy	9/18/24	717,982	721,593	(3,611)
	Singapore Dollar	Buy	11/20/24	3,683,480	3,623,354	60,126
	South Korean Won	Sell	11/20/24	998,947	972,147	(26,800)
	Swedish Krona	Buy	9/18/24	4,067,816	4,009,067	58,749
	Swiss Franc	Buy	9/18/24	8,612,511	8,257,516	354,995

4
International Capital Opportunities Fund

	FORWARD CURRENCY CONTRACTS at 8/31/24 (aggregate face value $146,164,426) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/16/24	$1,019,471	$1,005,740	$13,731
		British Pound	Sell	9/18/24	1,498,960	1,458,935	(40,025)
		Canadian Dollar	Buy	10/16/24	1,599,578	1,576,972	22,606
		Danish Krone	Sell	9/18/24	723,091	700,314	(22,777)
		Euro	Sell	9/18/24	7,214,161	7,187,935	(26,226)
		Japanese Yen	Buy	11/20/24	233,773	237,745	(3,972)
		Norwegian Krone	Buy	9/18/24	527,852	530,580	(2,728)
		Swedish Krona	Buy	9/18/24	2,114,762	2,084,791	29,971
	NatWest Markets PLC
		Australian Dollar	Sell	10/16/24	530,434	494,365	(36,069)
		British Pound	Sell	9/18/24	573,209	567,149	(6,060)
		Euro	Buy	9/18/24	98,223	96,496	1,727
		Swedish Krona	Buy	9/18/24	1,129,244	1,113,194	16,050
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/24	1,657,158	1,634,187	22,971
		British Pound	Sell	9/18/24	2,076,503	2,005,034	(71,469)
		Danish Krone	Sell	9/18/24	583,014	576,328	(6,686)
		Euro	Buy	9/18/24	4,834,808	4,750,490	84,318
		Israeli Shekel	Buy	10/16/24	2,671,080	2,594,521	76,559
		Japanese Yen	Sell	11/20/24	5,370,177	5,436,461	66,284
		Mexican Peso	Sell	10/16/24	772,178	793,098	20,920
		New Taiwan Dollar	Sell	11/20/24	7,204,070	7,090,420	(113,650)
		Swedish Krona	Buy	9/18/24	1,756,270	1,730,237	26,033
		Swiss Franc	Buy	9/18/24	365,404	350,367	15,037
	Toronto-Dominion Bank
		British Pound	Sell	9/18/24	783,893	770,090	(13,803)
		Canadian Dollar	Buy	10/16/24	772,149	766,964	5,185
		Euro	Sell	9/18/24	3,398,524	3,360,591	(37,933)
		Hong Kong Dollar	Buy	11/20/24	647,941	648,574	(633)
		Japanese Yen	Buy	11/20/24	250,924	254,445	(3,521)
		Swiss Franc	Sell	9/18/24	1,238,557	1,221,822	(16,735)
	UBS AG
		Danish Krone	Sell	9/18/24	1,514,894	1,497,634	(17,260)
		Euro	Sell	9/18/24	8,301,689	8,211,963	(89,726)
		Japanese Yen	Buy	11/20/24	416,049	413,433	2,616
		Mexican Peso	Sell	10/16/24	477,175	493,128	15,953
		Norwegian Krone	Buy	9/18/24	928,956	933,661	(4,705)
	WestPac Banking Corp.
		Australian Dollar	Buy	10/16/24	1,317,785	1,319,525	(1,740)
		British Pound	Sell	9/18/24	3,515,436	3,418,943	(96,493)
		Euro	Sell	9/18/24	1,870,322	1,849,556	(20,766)
		Japanese Yen	Buy	11/20/24	2,997,316	3,065,346	(68,030)
		Swiss Franc	Buy	9/18/24	1,018,796	976,692	42,104
	Unrealized appreciation						1,695,535
	Unrealized (depreciation)						(1,195,340)
	Total						$500,195
*	The exchange currency for all contracts listed is the United States Dollar.

International Capital Opportunities Fund
5

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Australia	$—	$9,889,638	$—
Canada	14,585,242	10,172,786	—
Denmark	—	17,029,498	—
France	—	48,289,863	—
Germany	—	17,079,376	—
Greece	4,491,212	—	—
Hong Kong	—	3,155,262	—
Ireland	—	6,578,696	—
Italy	—	7,320,685	—
Japan	—	80,613,844	—
Mexico	3,227,815	—	—
Netherlands	—	6,446,059	—
South Korea	—	7,138,025	—
Spain	—	12,277,718	—
Switzerland	—	9,446,799	—
Taiwan	—	10,275,059	—
United Kingdom	16,510,275	43,096,039	—
Total common stocks	38,814,544	288,809,347	—
Short-term investments	890,000	6,318,881	—
Totals by level	$39,704,544	$295,128,228	$—
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$500,195	$—
	Totals by level	$—	$500,195	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

6
International Capital Opportunities Fund

Financial Statements

Statement of assets and liabilities

8/31/24

ASSETS
Investment in securities, at value, including $5,515 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $271,119,883)	$329,208,143
Affiliated issuers (identified cost $5,624,629) (Note 5)	5,624,629
Foreign currency (cost $143,320) (Note 1)	142,942
Dividends, interest and other receivables	572,396
Foreign tax reclaim	1,193,381
Receivable for shares of the fund sold	62,291
Unrealized appreciation on forward currency contracts (Note 1)	1,695,535
Prepaid assets	47,096
Total assets	338,546,413

LIABILITIES
Payable for investments purchased	261
Payable for shares of the fund repurchased	92,414
Payable for compensation of Manager (Note 2)	755,983
Payable for custodian fees (Note 2)	23,054
Payable for investor servicing fees (Note 2)	202,243
Payable for Trustee compensation and expenses (Note 2)	161,823
Payable for administrative services (Note 2)	541
Payable for distribution fees (Note 2)	114,081
Unrealized depreciation on forward currency contracts (Note 1)	1,195,340
Collateral on securities loaned, at value (Note 1)	5,719
Collateral on certain derivative contracts, at value (Notes 1 and 8)	890,000
Other accrued expenses	123,260
Total liabilities	3,564,719
Net assets	$334,981,694

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$279,208,894
Total distributable earnings (Note 1)	55,772,800
Total — Representing net assets applicable to capital shares outstanding	$334,981,694

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($266,232,849 divided by 6,129,685 shares)	$43.43
Offering price per class A share (100/94.25 of $43.43)*	$46.08
Net asset value and offering price per class B share ($198,310 divided by 4,657 shares)**	$42.58
Net asset value and offering price per class C share ($1,244,364 divided by 29,526 shares)**	$42.14
Net asset value, offering price and redemption price per class R share ($5,810,265 divided by 136,826 shares)	$42.46
Net asset value, offering price and redemption price per class R6 share ($11,491,701 divided by 261,690 shares)	$43.91
Net asset value, offering price and redemption price per class Y share ($50,004,205 divided by 1,144,705 shares)	$43.68
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

International Capital Opportunities Fund	7

Statement of operations

Year ended 8/31/24

Investment income
Dividends (net of foreign tax of $858,379)	$7,849,081
Interest (including interest income of $353,702 from investments in affiliated issuers) (Note 5)	423,826
Securities lending (net of expenses) (Notes 1 and 5)	26,061
Other income (Note 1)	1,041,774
Total investment income	9,340,742

EXPENSES
Compensation of Manager (Note 2)	3,199,259
Investor servicing fees (Note 2)	623,029
Custodian fees (Note 2)	59,075
Trustee compensation and expenses (Note 2)	15,153
Distribution fees (Note 2)	673,478
Administrative services (Note 2)	8,325
Other	283,164
Total expenses	4,861,483
Expense reduction (Note 2)	(5,725)
Net expenses	4,855,758
Net investment income	4,484,984

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Securities from unaffiliated issuers (Notes 1 and 3)	(4,771,546)
Foreign currency transactions (Note 1)	(26,003)
Forward currency contracts (Note 1)	(2,201,054)
Total net realized loss	(6,998,603)
Change in net unrealized appreciation on:
Securities from unaffiliated issuers	56,092,010
Assets and liabilities in foreign currencies	44,680
Forward currency contracts	1,816,472
Total change in net unrealized appreciation	57,953,162
Net gain on investments	50,954,559
Net increase in net assets resulting from operations	$55,439,543

The accompanying notes are an integral part of these financial statements.

8	International Capital Opportunities Fund

Statement of changes in net assets

	Year ended 8/31/24	Year ended 8/31/23
Increase in net assets
Operations
Net investment income	$4,484,984	$3,819,286
Net realized gain (loss) on investments and foreign currency transactions	(6,998,603)	4,575,285
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	57,953,162	37,733,260
Net increase in net assets resulting from operations	55,439,543	46,127,831
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,066,613)	(1,170,857)
Class R	(6,485)	(12,429)
Class R6	(119,882)	(111,452)
Class Y	(316,253)	(218,094)
Net realized long-term gain on investments
Class A	(2,047,609)	—
Class B	(3,251)	—
Class C	(11,784)	—
Class R	(46,903)	—
Class R6	(116,876)	—
Class Y	(365,631)	—
Decrease from capital share transactions (Note 4)	(30,477,564)	(12,804,261)
Total increase in net assets	20,860,692	31,810,738
Net assets
Beginning of year	314,121,002	282,310,264
End of year	$334,981,694	$314,121,002

The accompanying notes are an integral part of these financial statements.

International Capital Opportunities Fund	9

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
August 31, 2024	$37.01	.54	6.35	6.89	(.16)	(.31)	(.47)	$43.43	18.78	$266,233	1.59	1.39	24
August 31, 2023	31.83	.43	4.91	5.34	(.16)	—	(.16)	37.01	16.84	251,260	1.58	1.23	25
August 31, 2022	49.35	.47	(12.34)	(11.87)	(.51)	(5.14)	(5.65)	31.83	(26.66)	235,116	1.51[d]	1.19	37
August 31, 2021	37.10	.37	13.74	14.11	(.35)	(1.51)	(1.86)	49.35	38.96	347,964	1.48	.86	36
August 31, 2020	34.55	.15	2.93	3.08	(.34)	(.19)	(.53)	37.10	8.83	272,957	1.54	.42	44
Class B
August 31, 2024	$36.40	.14	6.35	6.49	—	(.31)	(.31)	$42.58	17.93	$198	2.34	.39	24
August 31, 2023	31.39	.13	4.88	5.01	—	—	—	36.40	15.96	491	2.33	.38	25
August 31, 2022	48.60	.15	(12.17)	(12.02)	(.05)	(5.14)	(5.19)	31.39	(27.22)	739	2.26[d]	.39	37
August 31, 2021	36.52	.03	13.56	13.59	—	(1.51)	(1.51)	48.60	37.95	1,600	2.23	.07	36
August 31, 2020	34.27	(.13)	2.91	2.78	(.34)	(.19)	(.53)	36.52	8.02	1,750	2.29	(.38)	44
Class C
August 31, 2024	$36.04	.21	6.20	6.41	—	(.31)	(.31)	$42.14	17.89	$1,244	2.34	.55	24
August 31, 2023	31.08	.15	4.81	4.96	—	—	—	36.04	15.96	1,647	2.33	.43	25
August 31, 2022	48.24	.16	(12.07)	(11.91)	(.11)	(5.14)	(5.25)	31.08	(27.22)	1,987	2.26[d]	.40	37
August 31, 2021	36.28	.02	13.47	13.49	(.02)	(1.51)	(1.53)	48.24	37.93	3,626	2.23	.05	36
August 31, 2020	34.04	(.13)	2.90	2.77	(.34)	(.19)	(.53)	36.28	8.04	3,879	2.29	(.38)	44
Class R
August 31, 2024	$36.17	.42	6.22	6.64	(.04)	(.31)	(.35)	$42.46	18.49	$5,810	1.84	1.12	24
August 31, 2023	31.09	.33	4.81	5.14	(.06)	—	(.06)	36.17	16.56	5,681	1.83	.96	25
August 31, 2022	48.33	.36	(12.07)	(11.71)	(.39)	(5.14)	(5.53)	31.09	(26.85)	6,303	1.76[d]	.93	37
August 31, 2021	36.36	.26	13.46	13.72	(.24)	(1.51)	(1.75)	48.33	38.60	11,426	1.73	.62	36
August 31, 2020	33.95	.06	2.88	2.94	(.34)	(.19)	(.53)	36.36	8.57	8,766	1.79	.17	44
Class R6
August 31, 2024	$37.41	.62	6.51	7.13	(.32)	(.31)	(.63)	$43.91	19.27	$11,492	1.18	1.61	24
August 31, 2023	32.18	.59	4.96	5.55	(.32)	—	(.32)	37.41	17.32	14,310	1.16	1.66	25
August 31, 2022	49.85	.64	(12.47)	(11.83)	(.70)	(5.14)	(5.84)	32.18	(26.37)	11,781	1.10[d]	1.59	37
August 31, 2021	37.45	.56	13.86	14.42	(.51)	(1.51)	(2.02)	49.85	39.53	16,396	1.08	1.28	36
August 31, 2020	34.72	.31	2.95	3.26	(.34)	(.19)	(.53)	37.45	9.31	11,393	1.11	.86	44
Class Y
August 31, 2024	$37.23	.65	6.38	7.03	(.27)	(.31)	(.58)	$43.68	19.08	$50,004	1.34	1.68	24
August 31, 2023	32.02	.54	4.93	5.47	(.26)	—	(.26)	37.23	17.15	40,732	1.33	1.55	25
August 31, 2022	49.64	.58	(12.42)	(11.84)	(.64)	(5.14)	(5.78)	32.02	(26.49)	26,385	1.26[d]	1.45	37
August 31, 2021	37.29	.49	13.81	14.30	(.44)	(1.51)	(1.95)	49.64	39.32	34,969	1.23	1.12	36
August 31, 2020	34.64	.22	2.96	3.18	(.34)	(.19)	(.53)	37.29	9.09	28,060	1.29	.61	44
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

10
International Capital Opportunities Fund

Notes to financial statements 8/31/24

Unless otherwise noted, the “reporting period” represents the period from September 1, 2023 through August 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam International Capital Opportunities Fund (the fund) is a diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek long-term capital appreciation. The fund invests mainly in common stocks (growth or value stocks or both) of small and midsize companies outside the United States that Putnam Management believes have favorable investment potential. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which Putnam Management places on the company. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Putnam Management may also consider other factors that it believes will cause the stock price to rise. The fund invests mainly in developed countries, but may invest in emerging markets. The fund may also use derivatives such as certain foreign currency transactions, futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. For example, Putnam Management typically uses foreign currency forward contracts in connection with the fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the fund’s benchmark index.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B *	None	5.00% phased out over six years	Converts to class A shares on September 5, 2024
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

International Capital Opportunities Fund
11

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

12
International Capital Opportunities Fund

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $511,730 on open derivative contracts subject to the Master Agreements . Collateral pledged by the fund at period end for these agreements totaled $546,988 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $5,719 and the value of securities loaned amounted to $5,515.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

As a result of several court cases, in certain countries across the European Union, the fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the fund, if any, reduce the amount of foreign taxes fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the fund during a fiscal year exceed foreign withholding taxes paid by the fund, and the fund previously passed through to its shareholders foreign taxes incurred by the fund to be used as a credit or deduction on a shareholder’s income tax return, the fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the funds’ shareholders.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$—	$6,440,557	$6,440,557

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses and from unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $3,524,505 to increase undistributed net investment income and $3,524,505 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$69,096,760
Unrealized depreciation	(15,105,362)
Net unrealized appreciation	53,991,398
Undistributed ordinary income	7,410,824
Capital loss carryforward	(6,440,557)
Cost for federal income tax purposes	$281,341,569

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

International Capital Opportunities Fund
13

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

1.080%	of the first $5 billion,
1.030%	of the next $5 billion,
0.980%	of the next $10 billion,
0.930%	of the next $10 billion,
0.880%	of the next $50 billion,
0.860%	of the next $50 billion,
0.850%	of the next $100 billion and
0.845%	of any excess thereafter.

In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the S&P Developed/Ex-U.S. SmallCap Index each measured over the performance period. The maximum annualized performance adjustment rate is +/– 0.21%. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 1.018% of the fund’s average net assets, which included an effective base fee of 0.913% and an increase of 0.105% ($328,992) based on performance .

Putnam Management has contractually agreed, through December 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Putnam Management and Franklin Advisers. Pursuant to the agreement, Franklin Advisers provides certain advisory and related services. Putnam Management pays a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and PAC that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management, PIL and PAC continued to provide uninterrupted services with respect to the fund pursuant to new investment management, sub-management, and sub-advisory contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$513,853
Class B	679
Class C	2,752
Class R	11,445
Class R6	6,121
Class Y	88,179
Total	$623,029

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $5,725 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $251, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

14
International Capital Opportunities Fund

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$54,197	$574,629	$628,826
Class B	1.00%	1.00%	163	3,118	$3,281
Class C	1.00%	1.00%	1,023	12,353	$13,376
Class R	1.00%	0.50%	2,357	25,638	$27,995
Total			$57,740	$615,738	$673,478

For the period from August 2, 2024 through August 31, 2024, Franklin Distributors, acting as underwriter, received net commissions of $707 from the sale of class A shares and received no monies and $43 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period September 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $8,856 from the sale of class A shares and received no monies and $200 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through August 31, 2024, Franklin Distributors, acting as underwriter, received $22 on class A redemptions. For the period from September 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$74,266,943	$106,242,866
U.S. government securities (Long-term)	—	—
Total	$74,266,943	$106,242,866

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	129,391	$5,035,488	211,801	$7,257,835
Shares issued in connection with reinvestment of distributions	77,201	2,986,137	32,951	1,117,641
	206,592	8,021,625	244,752	8,375,476
Shares repurchased	(866,165)	(33,721,742)	(842,059)	(28,887,669)
Net decrease	(659,573)	$(25,700,117)	(597,307)	$(20,512,193)

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	207	$6,398
Shares issued in connection with reinvestment of distributions	85	3,251	—	—
	85	3,251	207	6,398
Shares repurchased	(8,902)	(337,005)	(10,268)	(352,721)
Net decrease	(8,817)	$(333,754)	(10,061)	$(346,323)

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	2,936	$109,146	5,617	$190,008
Shares issued in connection with reinvestment of distributions	300	11,322	—	—
	3,236	120,468	5,617	190,008
Shares repurchased	(19,423)	(717,333)	(23,842)	(801,882)
Net decrease	(16,187)	$(596,865)	(18,225)	$(611,874)

International Capital Opportunities Fund
15

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	15,226	$570,886	36,098	$1,181,989
Shares issued in connection with reinvestment of distributions	1,409	53,373	375	12,429
	16,635	624,259	36,473	1,194,418
Shares repurchased	(36,885)	(1,390,059)	(82,100)	(2,864,457)
Net decrease	(20,250)	$(765,800)	(45,627)	$(1,670,039)

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	46,023	$1,822,581	66,912	$2,440,278
Shares issued in connection with reinvestment of distributions	6,065	236,539	3,263	111,452
	52,088	2,059,120	70,175	2,551,730
Shares repurchased	(172,904)	(6,804,183)	(53,733)	(1,877,759)
Net increase (decrease)	(120,816)	$(4,745,063)	16,442	$673,971

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	398,802	$15,240,489	511,919	$18,222,430
Shares issued in connection with reinvestment of distributions	17,351	673,925	5,913	201,340
	416,153	15,914,414	517,832	18,423,770
Shares repurchased	(365,588)	(14,250,379)	(247,614)	(8,761,573)
Net increase	50,565	$1,664,035	270,218	$9,662,197

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/24
Short-term investments
Putnam Cash Collateral Pool, LLC *	$—	$7,960,030	$7,954,311	$25,964	$5,719
Putnam Short Term Investment Fund Class P ‡	3,756,346	83,594,154	81,731,590	353,702	5,618,910
Total Short-term investments	$3,756,346	$91,554,184	$89,685,901	$379,666	$5,624,629
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$189,600,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Receivables	$1,695,535	Payables	$1,195,340
Total		$1,695,535		$1,195,340

16
International Capital Opportunities Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$(2,201,054)	$(2,201,054)
Total	$(2,201,054)	$(2,201,054)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$1,816,472	$1,816,472
Total	$1,816,472	$1,816,472

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC
Assets:
Forward currency contracts #	$131,913	$8,781	$19,462	$318,539	$203,861	$550,914	$66,308
Total Assets	$131,913	$8,781	$19,462	$318,539	$203,861	$550,914	$66,308
Liabilities:
Forward currency contracts #	53,611	131,257	49,457	23,433	140,255	96,320	95,728
Total Liabilities	$53,611	$131,257	$49,457	$23,433	$140,255	$96,320	$95,728
Total Financial and Derivative Net Assets	$78,302	$(122,476)	$(29,995)	$295,106	$63,606	$454,594	$(29,420)
Total collateral received (pledged) †##	$—	$(122,476)	$—	$295,106	$—	$454,594	$(29,420)
Net amount	$78,302	$—	$(29,995)	$—	$63,606	$—	$—
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$330,000	$—	$560,000	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$(130,957)	$—	$—	$—	$—	$(111,115)
	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Forward currency contracts #	$17,777	$312,122	$5,185	$18,569	$42,104	$1,695,535
Total Assets	$17,777	$312,122	$5,185	$18,569	$42,104	$1,695,535
Liabilities:
Forward currency contracts #	42,129	191,805	72,625	111,691	187,029	1,195,340
Total Liabilities	$42,129	$191,805	$72,625	$111,691	$187,029	$1,195,340
Total Financial and Derivative Net Assets	$(24,352)	$120,317	$(67,440)	$(93,122)	$(144,925)	$500,195
Total collateral received (pledged) †##	$—	$—	$(67,440)	$(93,122)	$—
Net amount	$(24,352)	$120,317	$—	$—	$(144,925)
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$890,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$(121,036)	$(183,880)	$—	$(546,988)
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

International Capital Opportunities Fund
17

Federal tax information (Unaudited)

For the reporting period, total interest and dividend income from foreign countries were $8,439,906 and taxes paid to foreign countries were $342,932.

For the reporting period, the fund hereby designates $8,077,627, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $225,815 of distributions paid as qualifying to be taxed as interest-related dividends.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

18
International Capital Opportunities Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)
December 5, 2023 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
3,735,258	170,422	373,720
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
3,704,662	182,487	392,251
At the meeting, a new Sub-Advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
3,689,799	180,444	409,156
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

International Capital Opportunities Fund
19

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Putnam Investment Management, LLC, your fund’s investment adviser (“Putnam Management”), and Franklin Advisers, Inc. (“Franklin Advisers”). Franklin Advisers and Putnam Management are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Subadvisory Agreement in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management were combined with those of Franklin Advisers. Pursuant to the New Subadvisory Agreement, Putnam Management retained Franklin Advisers as sub-adviser for each Putnam equity fund so that, following the Reorganization, the Putnam Management fixed income investment personnel that moved to Franklin Advisers pursuant to the Reorganization (the “Fixed Income Personnel”) could continue to provide certain services that they had historically provided to the Putnam equity funds, including, as applicable, cash management services, currency trading services and portfolio management services (the “Services”). After the Reorganization and the effectiveness of the New Subadvisory Agreement, Putnam Management remains the investment adviser to your fund and the other equity funds pursuant to existing management contracts between the equity funds and Putnam Management (the “Current Management Contracts”), Putnam Investments Limited (“PIL”) continues to serve as a sub-adviser to your fund and other Putnam funds pursuant to a sub-management contract between Putnam Management and PIL (the “Current Sub-Management Contract”) and The Putnam Advisory Company, LLC (“PAC”) continues to serve as a sub-adviser to your fund and certain other Putnam funds pursuant to a sub-advisory contract among Putnam Management, PIL and PAC (the “Current Sub-Advisory Contract”). The Current Management Contracts, Current Sub-Management Contract and Current Sub-Advisory Contract remain in effect until June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms.

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Subadvisory Agreement. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Subadvisory Agreement. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendation.

The Trustees considered that, under the New Subadvisory Agreement, the Fixed Income Personnel would provide any necessary Services to the applicable equity funds in their capacity as employees of Franklin Advisers under generally the same terms and conditions related to the equity funds as such services were previously provided by the Fixed Income Personnel in their capacity as employees of Putnam Management under the Current Management Contracts. The Trustees also considered that Putnam Management would be responsible for overseeing the Services provided to the equity funds by Franklin Advisers under the New Subadvisory Agreement and would compensate Franklin Advisers for such services out of the fees it receives under the Current Management Contracts. The Trustees further noted Putnam Management’s and Franklin Templeton’s representations that Franklin Advisers’ appointment as sub-adviser to the equity funds would not result in any material change in the nature or level of investment advisory services provided to the equity funds and that the management fee rates paid by the equity funds would not increase as a result of the New Subadvisory Agreement. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

The Trustees considered that, in connection with their review of your fund’s Current Management Contract, Current Sub-Management Contract and Current Sub-Advisory Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. As part of the review process in connection with the consideration of the New Subadvisory Agreement, the Trustees received and reviewed updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also received, in connection with their review of the New Subadvisory Agreement, certain performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Given the scope of the Services to be provided pursuant to the New Subadvisory Agreement, the fact that the New Sub-Advisory Agreement would maintain the current level of services received by your fund, and the fact that the New Subadvisory Agreement would not impact the fees payable by the fund, since Putnam Management would be responsible for the payment of fees under the New Subadvisory Agreement, the Trustees considered, but did not rely to a significant extent on the information provided to them described in this paragraph in connection with their consideration of the New Subadvisory Agreement.

20
International Capital Opportunities Fund

Board of Trustees’ Conclusion

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New Subadvisory Agreement represented reasonable compensation in light of the nature and quality of the services that would continue to be provided to the equity funds, and determined to approve the New Subadvisory Agreement for your fund. This conclusion was based on a comprehensive consideration of all information provided to the Trustees and was not the result of any single factor.

International Capital Opportunities Fund
21

© 2024 Franklin Templeton. All rights reserved.	38966-AFSOI 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: October 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: October 28, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: October 28, 2024